STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

("MIDCAP SPDRS")TM

MIDCAP SPDR TRUST, SERIES 1

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2007

"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MidCap SPDR Trust, Series 1
Trust Overview

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
ADC Telecommunications Inc.*	983,301	$19,282,533
AGCO Corp.*	765,392	38,858,952
AGL Resources	650,212	25,761,399
AMB Property Corp.	836,127	50,008,756
ACI Worldwide Inc*	306,867	6,858,477
Activision, Inc.*	2,389,014	51,578,812
Acxiom Corp.	578,749	11,453,443
Adtran Inc.	510,060	11,746,682
Advance Auto Parts, Inc.	887,550	29,786,178
Advanced Medical Optics, Inc*	505,950	15,477,011
Aeropostale, Inc.*	645,094	12,295,492
Advent Software, Inc.*	146,299	6,871,664
Affymetrix Inc.*	573,261	14,543,632
Airgas Inc.	662,964	34,228,831
AirTran Holdings Inc.*	766,753	7,544,850
Alaska Air Group*	338,706	7,820,722
Albemarle Corp.	663,489	29,326,214
Alberto-Culver Co.	704,655	17,468,397
Alexander & Baldwin	359,763	18,034,919
Alliance Data Systems*	658,793	51,016,930
Alliant Energy Corp.	936,703	35,894,459
Alliant Techsystems Inc*	281,136	30,728,165
American Eagle Outfitters, Inc.	1,798,414	47,316,272
American Financial Group, Inc.	629,035	17,940,078
American Greetings Corp (Class A)	465,646	12,293,054
AmeriCredit Corp.*	958,143	16,844,154
Ametek, Inc.	895,799	38,716,433
Amphenol Corp.	1,489,587	59,225,979
Andrew Corp.*	1,305,521	18,081,466
AnnTaylor Stores Corp.*	520,683	16,490,031
Applebee's Intl	626,782	15,594,336
Apria Healthcare Group*	365,807	9,514,640
Aqua America Inc	1,109,396	25,161,101
Aquila, Inc.*	3,136,549	12,577,561
Arch Coal	1,197,540	40,405,000
Arrow Electronics Inc*	1,035,577	44,032,734
Arvinmeritor Inc	604,807	10,172,854
Associated Banc-Corp.	1,063,651	31,515,979
Astoria Financial	688,130	18,256,089

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Atmel Corp.*	4,090,806	$21,108,559
Avis Budget Group, Inc.*	868,414	19,877,996
Avnet, Inc.*	1,254,227	49,993,488
Avocent Corp.*	422,787	12,311,557
BJ's Wholesale Club*	544,687	18,061,821
Bank of Hawaii Corp.	413,732	21,865,736
Barnes & Noble	424,277	14,960,007
Bill Barrett Corp*	280,274	11,045,598
Beckman Coulter Inc.	518,008	38,208,270
Belo Corp.	735,495	12,768,193
W. R. Berkley Corp.	1,379,138	40,863,859
Black Hills	315,943	12,959,982
Blyth Inc.	214,734	4,391,310
Bob Evans Farms	295,920	8,930,866
Borders Group	492,325	6,562,692
Borg Warner Inc.	484,790	44,372,829
Bowater Inc.	470,721	7,023,157
Boyd Gaming Corp.	469,704	20,126,816
Brinker International	879,946	24,145,718
The Brink's Company	405,818	22,677,110
Broadridge Financial Solutions	1,165,002	22,076,788
Brown & Brown Inc.	951,255	25,018,007
CBRL Group	204,663	8,350,250
CDW Corp.*	507,411	44,246,239
CSG Systems International*	356,019	7,565,404
Cabot Corp.	566,497	20,127,638
Cadence Design Systems*	2,322,496	51,536,186
Callaway Golf Co.	592,827	9,491,160
Cameron International Corp.*	909,524	83,939,970
Career Education*	763,251	21,363,395
Carlisle Companies	521,954	25,366,964
CarMax Inc.*	1,821,362	37,028,289
Carpenter Technology Corp	216,147	28,101,271
Catalina Marketing*	307,358	9,955,326
Cathay Bancorp Inc.	418,091	13,466,711
Cephalon, Inc.*	559,523	40,878,750
Ceridian Corp.*	1,206,483	41,913,219
Cerner Corp*	549,115	32,842,568
Charles River Laboratories Intl. Inc.*	568,298	31,909,933

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Charming Shoppes Inc.*	1,025,565	$8,614,746
Checkfree Corp*	738,696	34,378,912
Cheesecake Factory*	603,773	14,170,552
Chemtura, Corp	2,021,768	17,973,518
Chico's FAS Inc.*	1,473,023	20,695,973
ChoicePoint Inc.*	628,906	23,848,116
Church & Dwight Co.	551,480	25,941,619
Cimarex Energy	695,570	25,909,983
Cincinnati Bell Inc.*	2,076,245	10,256,650
City National Corp.	342,570	23,812,041
Cleveland Cliffs Inc Com*	343,281	30,198,430
Coldwater Creek, Inc.*	517,103	5,615,739
Collective Brands Inc*	548,370	12,097,042
Colonial BancGroup	1,283,245	27,743,757
The Commerce Group, Inc	380,311	11,207,765
Commercial Metals	1,001,665	31,702,697
CommScope, Inc.*	516,048	25,926,252
Community Health Systems*	802,383	25,226,922
Con-Way Inc.	383,181	17,626,326
Copart Inc.*	603,472	20,753,402
Corinthian Colleges*	707,912	11,262,880
Corporate Executive Board Co	302,688	22,471,557
Cousins Properties Inc	312,424	9,172,769
Covance Inc.*	533,120	41,530,048
Crane Company	424,183	20,348,059
Cree Inc.*	709,247	22,057,582
Cullen Frost Bankers	494,392	24,778,927
Cypress Semiconductor*	1,291,882	37,735,873
Cytec Industries	351,332	24,027,595
Cytyc Corp.*	976,404	46,525,651
DPL Inc.	950,294	24,954,720
DRS Technolgies	344,065	18,964,863
DST Systems Inc.*	446,011	38,272,204
Denbury Resources, Inc*	1,021,275	45,640,780
Deluxe, Corp	436,852	16,093,628
Dentsply International	1,272,023	52,967,038
DeVRY Inc.	499,747	18,495,636
Dick's Sporting Goods*	346,973	23,299,237
Diebold, Inc.	550,606	25,008,525

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Digital River*	335,816	$15,027,766
Dollar Tree Stores*	796,529	32,291,286
Donaldson Co.	597,333	24,944,626
Duke Reality Corp*	1,179,774	39,888,159
Dun & Bradstreet	492,419	48,557,438
Dycom Industries*	343,182	10,511,665
Eaton Vance	1,034,314	41,331,187
Edwards Lifesciences Corp.*	479,349	23,636,699
Encore Acquisition*	445,063	14,086,244
Endo Pharmaceuticals Holdings, I*	1,121,618	34,781,374
Energy East	1,324,583	35,829,970
Energizer Holdings Inc.*	476,691	52,841,197
Entercom Communications	221,248	4,276,724
Equitable Resources	1,017,988	52,803,038
Equity One	308,870	8,401,264
Expeditors Int'l	1,782,453	84,310,027
Exterran Holdings Inc*	550,537	44,230,143
FMC Corp.	636,733	33,122,851
FMC Technologies*	1,084,337	62,522,871
Fair, Isaac Corporation	478,074	17,263,252
Fairchild Semiconductor*	1,039,751	19,422,549
Fastenal	1,058,456	48,064,487
Federal Signal	401,304	6,164,029
Ferro Corp.	363,468	7,262,091
F5 Networks Inc.*	704,905	26,215,417
Fidelity National Title Group, I	1,848,678	32,314,891
First American Corp	801,388	29,346,829
First Community Bancorp Inc	221,601	12,123,791
First Niagara Finl Grp Inc	881,743	12,476,663
FirstMerit Corp.	673,449	13,307,352
Florida Rock	413,921	25,865,923
Flowserve Corp.	477,161	36,350,125
Foot Locker, Inc.	1,291,718	19,802,037
Forest Oil*	736,219	31,686,866
Frontier Oil	896,571	37,333,216
Furniture Brands International	404,513	4,101,762
GATX Corp.	430,451	18,401,780
Gallagher (Arthur J.) & Co	797,498	23,103,517
Gamestop Corp.*	1,330,928	74,997,793

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Gartner, Inc.*	582,798	$14,255,239
Gen-Probe, Inc*	442,965	29,492,610
Gentex Corp	1,202,959	25,791,441
Getty Images Inc.*	408,417	11,370,329
Global Payments Inc	677,390	29,954,186
Graco Inc.	549,219	21,479,955
Granite Construction	294,869	15,633,954
Grant Prideco*	1,073,421	58,522,913
Great Plains Energy Inc.	720,486	20,757,202
HCC Insurance Holdings	942,303	26,987,558
HNI Corp.	401,045	14,437,620
Hanesbrands Inc*	802,409	22,515,597
Hanover Insurance Group.	434,237	19,188,933
Hansen Natural*	494,948	28,053,653
Harris Corp.	1,149,907	66,453,126
Harsco Corp.	704,491	41,755,182
Harte-Hanks, Inc.	414,111	8,149,704
Hawaiian Electric Industries	690,564	14,992,144
Health Management Associates	2,028,975	14,081,087
Health Net, Inc.*	930,999	50,320,496
Helmerich & Payne	864,111	28,368,764
Jack Henry & Associates Inc	657,540	17,003,984
Highwoods Properties, Inc.	478,091	17,531,597
Hillenbrand Industries	518,335	28,518,792
Horace Mann Educators	361,017	7,115,645
Hormel Foods Corp.	605,565	21,667,116
Hospitality Properties Trust	785,535	31,931,998
Hovnanian Enterprises Inc.*	307,134	3,406,116
Hubbell Inc. (Class B)	496,266	28,346,714
J.B. Hunt Transport Services Inc.	780,805	20,535,172
ITT Educational Services, Inc.*	249,973	30,419,214
IDACORP Inc. Hldg. Co.	370,718	12,137,307
Idex Corporation*	681,069	24,784,101
Imation Corp.	286,141	7,019,039
IndyMac Bancorp	616,486	14,555,234
Ingram Micro Inc.*	1,223,008	23,983,187
Integrated Device Technology*	1,642,396	25,424,290
International Rectifier Corp.*	606,828	20,019,256
International Speedway Corp. (Class A )	261,337	11,984,915

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Intersil Corp. (Class A)	1,114,178	$37,246,971
Intuitive Surgical, Inc*	315,935	72,665,050
Invitrogen Corp.*	387,553	31,674,707
Jacobs Engineering Group*	1,003,462	75,841,658
Jefferies Group, Inc.	937,263	26,084,029
JetBlue Airways Corp.*	1,506,582	13,890,686
Jones Lang Lasalle Inc.*	313,190	32,183,404
Joy Global Inc	904,174	45,986,290
KBR, Inc.*	1,414,139	54,826,169
Kelly Services	196,710	3,896,825
KEMET Corp.*	700,860	5,151,321
Kennametal Inc.	326,019	27,379,076
Kindred Healthcare Inc*	267,062	4,783,080
Korn/Ferry International*	404,780	6,682,918
Kyphon, Inc.*	384,137	26,889,590
Lam Research*	1,130,358	60,202,867
Lancaster Colony	182,921	6,982,095
Lattice Semconductor*	960,340	4,311,927
Lear Corporation*	645,103	20,707,806
Lee Enterprises	332,404	5,175,530
Liberty Property Trust	763,716	30,709,020
Life Times Fitness*	264,964	16,252,892
LifePoint Hospitals*	485,815	14,579,308
Lincare Holdings*	710,466	26,038,579
Lincoln Electric Holdings	358,824	27,848,331
Louisiana Pacific Corp.	873,631	14,825,518
Lubrizol Corp.	577,991	37,604,094
Lyondell Chemical Co.	2,120,952	98,306,125
M.D.C Hldgs	291,522	11,934,911
MDU Resources	1,523,990	42,427,882
MPS Group, Inc.*	851,588	9,495,206
Msc Industrial Dircl	397,642	20,116,709
Macerich Co	601,426	52,672,889
Mack-Cali Realty	568,470	23,364,117
Macrovision Corporation*	459,361	11,314,061
Manpower Inc.	708,291	45,578,526
Martin Marietta	349,777	46,712,718
Mattews International Corp	261,927	11,472,403
McAfee, Inc.*	1,334,943	46,549,462

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Media General	189,339	$5,208,716
Medicis Pharmaceutical Cl A	467,205	14,254,425
Mentor Graphics*	749,620	11,319,262
Mercury General Corp	297,648	16,052,157
Micrel Inc.	467,261	5,046,419
Millennium Pharmaceuticals*	2,681,630	27,218,545
Miller (Herman)	514,678	13,968,361
Mine Safety Appliances Co.	245,535	11,567,154
Minerals Technologies	161,317	10,808,239
Modine Mfg.	275,303	7,328,566
Mohawk Industries*	461,312	37,504,666
MoneyGram International, Inc.	693,498	15,666,120
NBTY Inc*	473,577	19,227,226
NCR Corp*	1,554,997	36,931,179
NVR Ltd Partnership*	45,569	21,428,822
National Fuel Gas	699,193	32,729,224
National Instruments	479,418	16,458,420
Nationwide Health Poperties	761,213	22,935,348
Navigant Consulting*	373,204	4,724,763
Netflix, Inc.*	413,180	8,561,090
Neustar Inc*	639,520	21,929,141
New York Community Bancorp	2,626,437	50,033,625
Newfield Exploration Company*	1,087,413	52,369,810
99 Cents Only Stores*	392,783	4,033,881
Noble Energy, Inc.	1,436,536	100,614,981
Nordson Corporation	282,519	14,185,279
Northeast Utilities	1,296,267	37,034,348
NSTAR	893,792	31,112,900
OGE Energy Corp.	767,843	25,415,603
Nuveen Invts Inc	668,702	41,419,402
Old Republic International	1,937,868	36,315,646
Olin Corp.	618,394	13,839,658
Omnicare, Inc.	1,017,833	33,720,807
ONEOK Inc.	869,349	41,207,143
O'Reilly Automotive Inc.*	960,982	32,106,409
Oskosh Truck Corp.	619,747	38,405,722
Overseas Shipholding Group	237,846	18,273,708
PDL Biopharma Inc*	977,731	21,128,767
PMI Group	723,989	23,674,440
PNM Resources, Inc.	642,092	14,947,902

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Pacific Sunwear of California, Inc.*	585,844	$8,670,491
Packaging Corporation of America	775,774	22,551,750
Palm Inc.*	870,822	14,168,274
Par Pharmaceutical Companies, Inc.*	296,864	5,509,796
Parametric Technology Corp*	961,085	16,742,101
Patterson UTI-Energy	1,310,630	29,580,919
Pentair Inc.	834,981	27,704,670
Pepco Holdings, Inc.	1,619,478	43,855,464
PepsiAmericas, Inc.	495,646	16,078,756
Perrigo Co.	650,716	13,892,787
PETsMART Inc.	1,126,180	35,925,142
Pharmaceutical Prod Dev	874,346	30,986,822
Phillips-Van Heusen Corporation	472,517	24,797,692
Pioneer Natural Resources	1,015,425	45,673,817
Plains Exploration & Production Company*	609,210	26,939,266
Plantronics Inc.	402,251	11,484,266
Pogo Producing	490,847	26,068,884
Polycom Inc.*	765,357	20,557,489
Potlatch Corp	326,640	14,708,599
Powerwave Technologies*	1,094,090	6,739,594
Pride International*	1,395,641	51,010,679
Protective Life Corp.	586,960	24,910,582
Psychiatric Solutions, Inc.*	454,656	17,858,888
Puget Energy, Inc. (Hldg. Co.)	979,329	23,964,181
Quanta Services*	1,420,739	37,578,547
Quicksilver Resrcscom*	426,608	20,071,906
RPM International Inc.	1,014,085	24,287,336
RF Micro Devices, Inc.*	1,625,281	10,938,141
Radian Group	672,807	15,662,947
Raymond James Financial, Inc.	789,395	25,931,626
Rayonier Inc.	651,423	31,294,361
Regency Centers Corp	581,644	44,641,177
Regis Corp.	369,533	11,791,798
Reliance Steel & Aluminum	555,370	31,400,620
Rent-A-Center, Inc.*	578,728	10,492,339
Republic Services Inc.	1,374,037	44,944,750
ResMed Inc.*	648,403	27,797,037
Rollins, Inc.	238,837	6,374,560
Roper Industries	741,242	48,551,351
Ross Stores	1,147,448	29,420,567

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Ruby Tuesday, Inc.	432,501	$7,932,068
Ruddick Corp.	309,257	10,372,480
Ryland Group Inc.	350,191	7,504,593
SEI Investments	1,065,172	29,057,892
SPX Corp.	455,833	42,191,902
SRA International, Inc.*	354,352	9,950,204
SVB Financial Group*	287,774	13,628,977
SAKS Inc.	1,200,154	20,582,641
SCANA Corp .	976,300	37,821,862
Schein (Henry) Inc.*	745,291	45,343,504
Scholastic Corp.*	217,590	7,585,187
Scientific Games Corporation*	543,088	20,420,109
Scotts Co.	367,254	15,700,109
Semtech Corp*	531,836	10,892,001
Sensient Technologies	394,295	11,383,297
Sepracor Inc.*	898,044	24,696,210
Sequa Corp.*	61,228	10,150,378
Sierra Pacific Resources	1,854,692	29,174,305
Silicon Laboratories Inc.*	462,019	19,293,913
Smithfield Foods*	977,403	30,788,195
Smucker (J.M.) Co	481,309	25,711,527
Sonoco Products Co	843,635	25,460,904
Sotheby's Holdings	554,026	26,476,903
Southwestern Energy*	1,424,547	59,617,292
StanCorp Financial Group	442,340	21,900,253
Steel Dynamics, Inc.	790,911	36,935,544
Stericycle Inc.*	733,251	41,912,627
STERIS Corp.	543,829	14,862,847
Strayer Education Inc.	121,314	20,457,180
Superior Energy Services, Inc.*	681,698	24,159,377
Sybase Inc.*	764,590	17,684,967
Synopsys Inc.*	1,212,798	32,842,570
TCF Financial	913,651	23,919,383
Tech Data Corp.*	462,217	18,544,146
Techne Corp*	330,711	20,861,250
Teleflex Inc	329,573	25,680,328
Telephone & Data Systems Inc	891,522	59,509,094
Thomas & Betts Corp.*	424,415	24,887,696
Thor Industries, Inc.	289,329	13,016,912
3Com Corp.*	3,343,210	16,515,457

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Tidewater Inc.	466,714	$29,328,308
Timberland Co (Class A)*	420,543	7,973,495
Timken Co.	794,138	29,502,227
Toll Brothers Inc*	1,062,479	21,238,955
Tootsie Roll Industries Inc	225,590	5,984,903
Trinity Industries	678,670	25,477,272
TriQuint Semiconductor*	1,163,650	5,713,522
Tupperware Corp.	516,854	16,275,732
UDR Inc	1,127,588	27,422,940
United Rentals*	611,144	19,660,502
Unitrin, Inc.	438,838	21,761,976
Universal Corp.	229,015	11,210,284
Universal Health Services (Class B)	451,094	24,548,535
Urban Outfitters Inc.*	943,565	20,569,717
Utstarcom Inc.*	889,898	3,257,027
VCA Antech, Inc.*	702,837	29,343,445
Valassis Communications Inc*	400,640	3,573,709
Valeant Pharmaceuticals International*	769,454	11,911,148
Valspar Corp	841,482	22,896,725
Valueclick Inc*	839,633	18,858,157
Varian Inc*	255,340	16,242,177
Vectren Corp	640,356	17,475,315
Ventana Med System*	244,795	21,030,338
Vertex Pharmaceuticals Inc*	1,102,655	42,352,979
Vishay Intertechnology Inc*	1,559,435	20,319,438
WGL Holdings, Inc.	412,685	13,985,895
Waddell & Reed Financial Inc.	701,247	18,954,706
The Warnaco Group, Inc.*	380,747	14,875,785
Washington Federal Inc.	731,075	19,198,030
Washington Post Co	48,464	38,906,899
Webster Financial Corp.	457,241	19,258,991
Weingarten Realty Investors	643,862	26,694,519
Wellcare Health Plans Inc*	349,002	36,795,281
Werner Enterprises	384,602	6,595,924
Westamerica Bancorporation	248,840	12,394,720
Westar Energy Inc	765,529	18,801,392
Western Digital Corp.*	1,832,726	46,404,622
Wiley(John)& Son	373,910	16,799,776
Williams-Sonoma Inc.	753,946	24,593,718
Wilmington Trust Corp.	569,009	22,134,450

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2007

Common Stock	Shares	Value
Wind River Systems*	640,748	$7,541,603
Wisconsin Energy Corp	978,665	44,069,284
Worthington Industries, Inc	577,138	13,597,370
YRC Worldwide, Inc.*	482,580	13,184,085
Zebra Technologies Corp*	577,870	21,086,475
Everest Reinsurance Group Ltd	529,027	58,319,936
Totals		$9,979,591,161

The securities of the MIDCAP SPDR Trust's investment portfolio categorized by industry sector, as a percentage of total investment at value, were as follows:

Industry Name	Value	Weight
Capital Goods	$1,034,882,493	10.37%
Energy	967,401,295	9.69%
Health Care Equipment & Services	742,037,733	7.44%
Utilities	727,851,585	7.29%
Materials	715,270,225	7.17%
Software & Services	673,850,501	6.75%
Technology Hardware & Equipment	644,724,418	6.46%
Retailing	556,808,808	5.58%
Real Estate	463,560,917	4.65%
Pharmaceuticals, Biotechnology	445,403,686	4.46%
Banks	413,807,844	4.15%
Insurance	412,347,634	4.13%
Commercial Services & Supplies	348,489,353	3.49%
Consumer Services	299,647,932	3.00%
Semiconductors & Semiconductor	299,413,869	3.00%
Consumer Durables & Apparel	219,733,651	2.20%
Transportation	209,420,707	2.10%
Diversified Financials	199,622,997	2.00%
Food Beverage & Tobacco	146,476,527	1.47%
Media	123,770,094	1.24%
Automobiles & Components	121,390,407	1.22%
Household & Personal Products	115,478,440	1.16%
Telecommunication Services	69,765,744	0.70%
Food & Staples Retailing	28,434,301	0.28%
	$9,979,591,161	100.00%

(*)  Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statement of Assets and Liabilities

September 30, 2007
Assets:
Investments in securities, at value (cost $10,819,831,481)	$9,979,591,161
Cash	31,175,657
Receivable from units created	89,676
Dividends receivable	5,619,659
Receivable for securities sold	83,962,785
TOTAL ASSETS	$10,100,438,938
Liabilities:
Payable for securities purchased	$88,734,448
Distribution payable	21,072,234
Payable to sponsor	10,504,611
Accrued trustee fees	726,412
Other accrued expenses	495,222
Payable for units redeemed	789,976
Total Liabilities	122,322,903
NET ASSETS	$9,978,116,035
Net assets represented by:
Interest of Unitholders (62,058,493 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
Paid in capital	$11,240,110,792
Distributions in excess of net investment income	(3,306,976)
Accumulated net realized losses on investments	(418,447,461)
Unrealized depreciation on investments .	(840,240,320)
NET ASSETS	$9,978,116,035
Net asset value per MidCap SPDR ($9,978,116,035/62,058,493 MidCap SPDRs)	$160.79

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Operations

	For the Year Ended September 30,
	2007	2006	2005
Investment income
Dividend income	$138,279,498	$123,897,645	$102,141,590
Expenses
Trustee fees and expenses	9,628,010	9,431,705	7,947,030
Printing and distribution expenses	11,456,710	10,936,424	8,859,504
Audit fees	143,112	79,112	78,800
Legal fees	103,862	101,653	81,930
License fees	2,816,239	2,749,982	2,318,005
Total expenses	24,147,933	23,298,876	19,285,269
Less: voluntary fee reduction by the Trustee (see Note 3)	(1,172,886)	(875,397)	(462,174)
Net expenses	22,975,047	22,423,479	18,823,095
Net Investment Income	115,304,451	101,474,166	83,318,495
Realized and unrealized gains (losses) on investments
Net realized gains/(losses)	(4,809,644)	18,784,496	103,437,325
Net realized gains from in-kind redemptions	1,227,357,766	1,243,027,600	1,109,056,346
Net increase (decrease) in unrealized appreciation (depreciation) of investments	81,995,656	(857,567,644)	132,523,435
Net realized and unrealized gains on investments	1,304,543,778	404,244,452	1,345,017,106
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,419,848,229	$505,718,618	$1,428,335,601

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Changes in Net Assets

	For the Year Ended September 30,
	2007	2006	2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$115,304,451	$101,474,166	$83,318,495
Net realized gains (losses) on investments and in-kind redemptions	1,222,548,122	1,261,812,096	1,212,493,671
Net increase (decrease) in unrealized appreciation (depreciation) on investments	81,995,656	(857,567,644)	132,523,435
Net increase in net assets resulting from operations	1,419,848,229	505,718,618	1,428,335,601
Dividends and Distributions to Unitholders from:
Net investment income	(115,754,474)	(95,899,706)	(81,890,862)
Total dividends and distributions	(115,754,474)	(95,899,706)	(81,890,862)
Unitholder Transactions:
Proceeds from subscriptions of MidCap SPDR units	12,039,027,297	7,167,944,824	4,666,255,578
Reinvestment of dividends and distributions	1,026,976	762,797	614,841
Less: Redemptions of MidCap SPDR units	(11,712,693,191)	(7,558,100,034)	(4,223,112,006)
Increase (decrease) in net assets due to unitholder transactions	327,361,082	(389,392,413)	443,758,413
Total increase (decrease)	1,631,454,837	20,426,499	1,790,203,152
Net Assets:
Beginning of year	8,346,661,198	8,326,234,699	6,536,031,547
End of year (including undistributed (distributions in excess of) net investment income of $(3,306,976), $6,206,989 and $1,843,416, respectively).	$9,978,116,035	$8,346,661,198	$8,326,234,699

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Financial Highlights
Selected Data for a MidCap SPDR

	For the Year Ended September 30,
	2007		2006		2005		2004		2003
Net Asset Value, beginning of year	$137.56		$130.82		$108.59		$93.50		$74.67
Investment Operations:
Net investment income	1.83		1.58		1.36		1.02		0.82
Net realized and unrealized gains (losses) on investments	23.39		6.65		22.21		15.06		18.82
Total from Investment Operations	25.22		8.23		23.57		16.08		19.64
Less Distributions from:
Net investment income	(1.99)		(1.49)		(1.34)		(0.99)		(0.81)
Total Distributions	(1.99)		(1.49)		(1.34)		(0.99)		(0.81)
Net Asset Value, End of Year	$160.79		$137.56		$130.82		$108.59		$93.50
Total Investment Return .	18.37%		6.26%		21.77%		17.21%		26.41%
Ratios and Supplemental Data
Net assets, end of year (000's)	$9,978,116		$8,346,661		$8,326,235		$6,536,032		$5,278,962
Ratio of expenses to average net assets	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)
Ratio of net investment income to average net assets	1.26	%(1)	1.13	%(1)	1.11	%(1)	0.96	%(1)	0.96	%(1)
Portfolio turnover rate(2)	21.30%		16.87%		19.17%		16.29%		13.02%

(1)  Net of voluntary fee reduction by the Trustee.Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.25% and 0.26% for the year September 30, 2007, 1.12% and 0.26% for the year ended September 30, 2006, 1.10% and 0.25% for the year ended September 30, 2005, (see Note 3), 0.96% and 0.25% for the year ended September 30, 2004, 0.96% ended and 0.25% for the year September 30, 2003.

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Notes to Financial Statements
September 30, 2007

Note 1 - Organization

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange deemed to be the principal market for the security. Portfolio securities traded on NASDAQ are valued at the NASDAQ official closing price on the day of valuation. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	14/100 of 1% per annum
$500,000,001-$1,000,000,000*	12/100 of 1% per annum
$1,000,000,001 and above*	10/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2007, 2006 and 2005 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2007, 2006 and 2005.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. There is no outstanding amount subject to recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

Note 4 - Trust Transactions in Midcap SPDRs

Transactions in MidCap SPDRs were as follows:

	Year Ended September 30, 2007		Year Ended September 30, 2006
	MidCap SPDRs	Amount	MidCap SPDRs	Amount
MidCap SPDRs sold	77,325,000	$12,039,027,297	51,850,000	$7,167,944,824
Dividend reinvestment MIDCAP SPDRs issued	6,707	1,026,976	5,517	762,797
MidCap SPDRs redeemed	(75,950,000)	(11,712,693,191)	(54,825,000)	(7,558,100,034)
Net increase/decrease	(1,381,707)	$(327,361,082)	(2,969,483)	$(389,392,413)

	Year Ended September 30, 2005
	MidCap SPDRs	Amount
MidCap SPDRs sold	37,275,000	$4,666,255,578
Dividend reinvestment MIDCAP SPDRs issued	5,077	614,841
MidCap SPDRs redeemed	(33,825,000)	(4,223,112,006)
Net increase/decrease	3,455,077	$443,758,413

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2007, the Trustee earned $660,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2007.

At September 30, 2007, the Trustee and its affiliates held 6,005,200 MidCap SPDRs, or 9.29% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2007 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $12,039,027,297, $11,712,693,191, $1,958,810,053 and $1,958,352,023, respectively.

Note 6 - Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2007. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes	$10,962,502,397
Gross unrealized appreciation	$417,286,090
Gross unrealized depreciation	(1,400,197,326)
Net unrealized depreciation	$(982,911,236)
Distributable earnings, ordinary income	$8,405,052
Capital loss carryforwards expiring:
9/30/10	(31,566,493)
9/30/11	(109,279,926)
9/30/12	(80,183,853)
$(221,030,272)

For the year ended September 30, 2007, the Trust utilized $108,420,813 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2007 the Trust deferred $54,724,645 of capital losses arising subsequent to October 31, 2006. For tax purposes, such losses will be reflected in the year ending September 30, 2008.

The tax composition of dividends paid during the years ending September 30, 2007, September 30, 2006 and September 30, 2005 were from ordinary income.

As of September 30, 2007, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was decreased by $1,208,674,924, additional paid in capital was increased by $1,217,738,866, and undistributed net investment income was decreased by $9,063,942.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

Note 9 - Related Party Transactions

During the fiscal year ended September 30, 2007, 2006 and 2005 the Trust paid $3,125,040, $2,582,136 and $2,588,069 respectively, in commissions on trades to a related party, BNY ConvergEx. BNY ConvergEx is a subsidiary of The Bank of New York, the parent company of the Trustee. The standing instructions with the BNY ConvergEx require all trades to be executed at the close of business on any exchange that the securities are traded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of MidCap SPDR Trust, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2007, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 21, 2008

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2007*

Total Trust Assets:	$10,100,438,938

Net Trust Assets:	$9,978,116,035

Number of MidCap SPDRs:	62,058,493

Fractional Undivided Interest in Trust Represented by each MidCap SPDR:	1/62,058,493th

Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.

Trustee's Annual Fee:	From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating Expenses of the Trust:	25/100 of one percent (inclusive of Trustee's annual fee)

Net Asset Value per MidCap SPDR (based on the value of the securities, other net assets of the Trust and number of MidCap SPDR's outstanding):	$160.79

Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

MIDCAP SPDR TRUST
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)

Five Year Period Ending 9/30/2007

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	16	1.27%
Between zero and 0.25%	517	41.06%
Bid/Ask Price Equal to NAV	37	2.94%
Between zero and -0.25%	665	52.82%
Less than -0.25%	24	1.91%
Total:	1,259	100.00%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/07

Cummulative Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	18.36%	125.88%	187.49%	428.49%
Return Based on Bid/Ask Price	18.15%	127.32%	188.71%	428.87%
S&P MidCap 400 Index	18.76%	130.45%	199.56%	457.32%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	18.36%	17.70%	11.14%	14.34%
Return Based on Bid/Ask Price	18.15%	17.85%	11.19%	14.34%
S&P MidCap 400 Index	18.76%	18.17%	11.60%	14.83%

(1)  The Bid/Ask Price is calculated based on the best bid and best offer on the Amex at 4:00 p.m. However, prior to April 3, 2001, the Bid/Ask Price is based on the midpoint of the best bid and best offer on the Amex at the close of trading, ordinarily 4:15 pm.

(2)  Average Annual Return and Cummulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MidCap SPDR Trust, Series 1

Sponsor

PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

Trustee

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

Independent Registered Public Accounting Firm

PriceWaterhouseCoopers LLP
PriceWaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022